Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Convertible Debt Financing

On October 3, 2019, the Company received net proceeds of $25,000, carrying a $150,000 face value after a $125,000 commitment fee, pursuant to the first tranche of the securities purchase agreement with Green Coast Capital International SA (“First GCCI Note”) on a 12% interest bearing; unsecured convertible promissory note; maturing on October 3, 2020, with the first twelve (12) months of interest guaranteed. The note is convertible at 60% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. In addition, the holder is entitled to deduct $1,000 from the conversion amount in each conversion to cover the holder’s deposit fees.

Common Stock Issuances for Debt Conversions

On various dates from October 4, 2019 through November 11, 2019, the Company issued a total of 48,950,000 shares of common stock pursuant to the conversion of $46,374 of principal from the Third RedDiamond Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On various dates from October 28, 2019 through November 12, 2019, the Company issued a total of 45,969,063 shares of common stock pursuant to the conversion of $39,900, consisting of $38,000 of principal and $1,900 of interest, from the Second PowerUp Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On various dates from October 2, 2019 through October 21, 2019, the Company issued a total of 27,225,607 shares of common stock pursuant to the conversion of $64,000 of convertible debt, consisting of $60,600 of principal and $3,400 of interest, from the First PowerUp Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On various dates from October 18, 2019 through November 5, 2019, the Company issued a total of 15,600,000 shares of common stock pursuant to the conversion of $8,860 of principal and $1,500 of selling of fees, from the First Crown Bridge Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

Convertible Debt Financing

On March 26, 2019, the Company received proceeds of $68,000 in exchange for a 10% interest bearing; unsecured convertible promissory note maturing on March 26, 2020 (“First Power Up Lending Note”). The note is convertible 180 days from the date of the note at 61% of the average of the two lowest closing bid prices of the Common Stock in the twenty (20) Trading Days prior to the Conversion Date.

Common Stock Issuances for Debt Conversions

On March 22, 2019, the Company issued 386,000 shares of common stock pursuant to the conversion of $6,369, consisting of $2,136 of principal and $4,233 of interest, from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On March 6, 2019, the Company issued 370,000 shares of common stock pursuant to the conversion of $5,739 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On February 26, 2019, the Company issued 349,463 shares of common stock pursuant to the conversion of $6,500 of principal from the First SEG-RedaShex Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On February 26, 2019, the Company issued 340,000 shares of common stock pursuant to the conversion of $5,273 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On February 12, 2019, the Company issued 346,200 shares of common stock pursuant to the conversion of $6,924 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On February 1, 2019, the Company issued 315,000 shares of common stock pursuant to the conversion of $7,875 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On January 23, 2019, the Company issued 260,000 shares of common stock pursuant to the conversion of $6,513 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On January 11, 2019, the Company issued 280,000 shares of common stock pursuant to the conversion of $5,597 of principal from the Second Diamond Rock Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

On January 2, 2019, the Company issued 281,385 shares of common stock pursuant to the conversion of $6,500 of principal from the First SEG-RedaShex Note. The note was converted in accordance with the conversion terms; therefore, no gain or loss has been recognized.

Common Stock Issuances on Subscriptions Payable

On January 1, 2019, the Company issued 276,960 shares to DiamondRock, LLC for the conversion of $5,345 of debt on December 31, 2018.